Scope of Consolidation, Subsidiaries and Other Equity Investments - Number of Consolidated Entities (Details) - entity	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Scope of Consolidation, Subsidiaries and Other Equity Investments
Beginning of year	290	269
Additions	26	39
Disposals	(28)	(18)
End of year	288	290